Leases (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Feb. 01, 2021 USD ($)
Leases (Details) [Line Items]
Variable lease expenses	$ 200,000	$ 100,000	$ 300,000	$ 300,000	$ 1,200,000	$ 600,000
Operating lease, rent expense					400,000	700,000
Variable lease expense					$ 300,000	300,000
Weighted average remaining lease term	2 years 4 months 24 days		2 years 4 months 24 days		2 years 9 months 14 days
Operating lease liabilities	4.00%		4.00%		6.30%
Rantigen, Germany [Member]
Leases (Details) [Line Items]
Operating leases					2			2
Lease rate								$ 5,756
Rantigen, Germany, Administrative Office One [Member]
Leases (Details) [Line Items]
Current lease rate					$ 2,774
Lease rate					2,028
Rantigen, Germany, Administrative Office Two [Member]
Leases (Details) [Line Items]
Current lease rate					1,083
Lease rate					$ 1,633
Hyderabad, India and Manila, Philippines [Member]
Leases (Details) [Line Items]
Operating leases					2
Frankfurt, Germany Office [Member]
Leases (Details) [Line Items]
Current lease rate							$ 9,340
Lease Agreements [Member]
Leases (Details) [Line Items]
Short-term lease expense					$ 200,000	$ 500,000
Frankfurt, Germany Office [Member]
Leases (Details) [Line Items]
Current lease rate					$ 9,232